Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Parenthetical) (Detail) - KRW (₩) ₩ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Penalty refund			₩ 70.0
Penalties expenses	₩ (17.0)	₩ 51.2	₩ 42.4
Other [member]
Disclosure of operating segments [line items]
Gain loss on sale of business		₩ 12.0